Other Payables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Payables

18.	Other Payables
Other payables as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Current
Accounts payable	￦	832,845	800,439
Accrued expenses		742,370	697,087
Dividend payable		3,106	2,703
Lease liabilities		149,176	244,548
Withholdings		152,011	100,489

	￦	1,879,508	1,845,266

Non-current
Accounts payable	￦	2,718	5,572
Accrued expenses		4,805	4,953
Lease liabilities		526,294	495,127
Long-term withholdings		51,312	53,272

	￦	585,129	558,924